Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Comprehensive Income [Abstract]
Net unrealized (loss) income on hedging derivatives, tax	$ (300)	$ (2,600)	$ 1,500
Reclassification adjustment for (gain) loss on settlement of hedging derivatives included in net earnings, tax effect	0	400	5,800
Foreign currency translation (loss) gain tax	0	0	0
Adjustment to early retiree medical plan, tax effect	514	(767)	(1,291)
Reclassification adjustment for gain on early retiree medical plan included in net earnings, tax effect	$ (108)	$ (279)	$ (309)